Cryptocurrencies - Summary of the Adjusted Cost Basis of Cryptocurrencies (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Impairment of cryptocurrencies	$ 0	$ 0
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	540	6,557
Purchases or receipts of cryptocurrencies	534,954	525,420
Cost of cryptocurrencies sold or distributed	(527,059)	(524,616)
Impairment of cryptocurrencies	(7,723)	(6,821)
Ending Balance	712	540
Cryptocurrencies [Member] | Bitcoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	523	563
Purchases or receipts of cryptocurrencies	534,947	520,487
Cost of cryptocurrencies sold or distributed	(527,036)	(513,750)
Impairment of cryptocurrencies	(7,723)	(6,777)
Ending Balance	711	523
Cryptocurrencies [Member] | Ethereum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	9	5,988
Purchases or receipts of cryptocurrencies	4	2,423
Cost of cryptocurrencies sold or distributed	(12)	(8,395)
Impairment of cryptocurrencies		(7)
Ending Balance	1	9
Cryptocurrencies [Member] | Litecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	8	6
Purchases or receipts of cryptocurrencies	3	2,510
Cost of cryptocurrencies sold or distributed	$ (11)	(2,471)
Impairment of cryptocurrencies		(37)
Ending Balance		$ 8